Share Capital - Summary of Fair Value of Share Units Calculated Using Binomial Pricing Model (Detail)	12 Months Ended
Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	1.04%
Expected volatility	62.00%
Pre-vest forfeiture rate	0.00%
Weighted average share price	$ 7.26